Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Adaptive Risk Allocation Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 14,420	$ 14,420	$ 14,420	$ 13,078	$ 13,882	$ 14,403	$ 12,086	$ 11,466	$ 11,205	$ 10,465	$ 9,484	$ 9,536
Average Annual Return, Percent		3.88%	3.45%	3.73%
Columbia Adaptive Risk Allocation Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		10.26%	4.69%	4.34%
Columbia Adaptive Risk Allocation Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 15,685	$ 15,685	$ 15,685	14,180	15,008	15,530	13,009	12,307	11,998	11,186	10,100	10,126
Average Annual Return, Percent	[1]	10.61%	4.97%	4.60%
Columbia Adaptive Risk Allocation Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Account Value		$ 14,203	$ 14,203	$ 14,203	12,987	13,870	14,507	12,280	11,726	11,546	10,872	9,921	10,048
Average Annual Return, Percent		8.36%	3.91%	3.57%
Columbia Adaptive Risk Allocation Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		9.36%	3.91%	3.57%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 15,713	$ 15,713	$ 15,713	14,210	15,053	15,577	13,047	12,346	12,027	11,215	10,132	10,148
Average Annual Return, Percent		10.58%	4.94%	4.62%
Columbia Adaptive Risk Allocation Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 15,692	$ 15,692	$ 15,692	14,184	15,014	15,537	13,012	12,320	12,000	11,188	10,111	10,137
Average Annual Return, Percent		10.63%	4.96%	4.61%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 15,778	$ 15,778	$ 15,778	14,264	15,089	15,620	13,068	12,359	12,038	11,220	10,121	10,137
Average Annual Return, Percent	[1]	10.61%	5.00%	4.67%
Modified Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Account Value		$ 16,308	$ 16,308	$ 16,308	14,301	14,463	15,944	12,671	11,954	11,865	11,011	9,955	10,057
Average Annual Return, Percent		14.03%	6.41%	5.01%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index
Account Value		$ 19,437	$ 19,437	$ 19,437	16,775	16,536	17,375	14,217	13,272	12,845	11,965	10,714	10,884
Average Annual Return, Percent		15.87%	7.93%	6.87%
FTSE Three Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Three-Month U.S. Treasury Bill Index
Account Value		$ 11,588	$ 11,588	$ 11,588	10,972	10,613	10,600	10,590	10,408	10,180	10,055	10,014	10,002
Average Annual Return, Percent		5.61%	2.17%	1.48%
MSCI ACWI (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net)
Account Value		$ 22,398	$ 22,398	$ 22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508
Average Annual Return, Percent		23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 9,641	$ 9,641	$ 9,641	$ 9,567	$ 10,015	$ 11,540	$ 11,046	$ 10,461	$ 10,147	$ 9,976	$ 9,900	$ 9,400
Average Annual Return, Percent		0.77%	(1.62%)	(0.37%)

[1]	The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.